Trade and other payables	6 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

25         Trade and other payables

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Trade payables	290,239	192,863	205,528
Other payables	13,420	18,982	20,259
Accrued expenses	66,079	89,016	69,384
Social security and other taxes	18,529	22,073	14,728
	388,267	322,934	309,899
Less: non-current portion
Trade payables	159,719	101,301	101,221
Other payables	776	1,046	1,332
Non-current trade and other payables	160,495	102,347	102,553
Current trade and other payables	227,772	220,587	207,346

Trade payables include transfer fees and other associated costs in relation to the acquisition of players’ registrations of £280,370,000 (30 June 2022: £181,545,000; 31 December 2021: £188,765,000) of which £159,719,000 (30 June 2022: £101,301,000; 31 December 2021: £101,221,000) is due after more than one year. Of the amount due after more than one year, £79,385,000 (30 June 2022: £54,732,000; 31 December 2021: £54,120,000) is expected to be paid between 1 and 2 years, £79,855,000 (30 June 2022: £46,569,000; 31 December 2021: £47,101,000) is expected to be paid between 2 and 5 years, and the balance of £479,000 (30 June 2022: £nil; 31 December 2021: £nil) is expected to be paid after 5 years.

Gross contractual trade payables pre discounting as at 31 December 2022 were £307,913,000 (30 June 2022: £196,396,000; 31 December 2021: £210,747,000). The gross contractual value of other payables is not materially different to their carrying amount.